Financial Risk Management and Policies (Details) - Schedule of maturity profile of Group's financial liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Financial Risk Management and Policies (Details) - Schedule of maturity profile of Group's financial liabilities [Line Items]
Borrowings (including accrued interest)	$ 274,290,000	$ 91,995,519
Lease liability	904,627,665	225,749,199
Derivative financial instruments		1,518,249
Accounts payable, accruals and other payables (excluding accrued interest and advance from customers)	8,564,584	57,819,739
Total	1,187,482,249	377,082,706
On demand [Member]
Financial Risk Management and Policies (Details) - Schedule of maturity profile of Group's financial liabilities [Line Items]
Borrowings (including accrued interest)
Lease liability
Derivative financial instruments
Accounts payable, accruals and other payables (excluding accrued interest and advance from customers)
Total
Less than 3 months [Member]
Financial Risk Management and Policies (Details) - Schedule of maturity profile of Group's financial liabilities [Line Items]
Borrowings (including accrued interest)	8,500,000	8,101,006
Lease liability	3,979,956	2,359,590
Derivative financial instruments
Accounts payable, accruals and other payables (excluding accrued interest and advance from customers)	4,110,754	26,350,143
Total	16,590,710	36,810,739
3 months to 1 year [Member]
Financial Risk Management and Policies (Details) - Schedule of maturity profile of Group's financial liabilities [Line Items]
Borrowings (including accrued interest)	15,500,000	9,178,414
Lease liability	6,728,765
Derivative financial instruments		1,518,249
Accounts payable, accruals and other payables (excluding accrued interest and advance from customers)	4,453,830	31,469,596
Total	26,682,595	42,166,259
1 to 5 years [Member]
Financial Risk Management and Policies (Details) - Schedule of maturity profile of Group's financial liabilities [Line Items]
Borrowings (including accrued interest)	250,290,000	34,165,752
Lease liability	35,875,519	9,919,810
Derivative financial instruments
Accounts payable, accruals and other payables (excluding accrued interest and advance from customers)
Total	286,165,519	44,085,562
Later than 5 years [Member]
Financial Risk Management and Policies (Details) - Schedule of maturity profile of Group's financial liabilities [Line Items]
Borrowings (including accrued interest)		40,550,347
Lease liability	858,043,425	213,469,799
Derivative financial instruments
Accounts payable, accruals and other payables (excluding accrued interest and advance from customers)
Total	$ 858,043,425	$ 254,020,146